EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	$ (75,562)	$ (19,584)	$ (8,750)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	90,357,275	90,162,557	89,845,281
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	90,357,275	90,162,557	89,845,281
Basic net loss per share
Basic	$ (0.84)	$ (0.22)	$ (0.10)
Diluted net loss per share
Diluted	$ (0.84)	$ (0.22)	$ (0.10)